Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) Segments	Dec. 31, 2022 USD ($) Segments	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2020 CNY (¥)
Significant Accounting Policies [Line Items]
Rate of translations of amounts from RMB into US$	6.8972				6.8972
Impairment of long-lived assets	¥ 0
Noble member status duration	1 month	1 month
Deferred Revenue, Revenue Recognized	¥ 459,509		¥ 485,878	¥ 845,966
Revenue expected to be recognized from remaining performance obligations	518,974
Employee social security and welfare benefits	181,628		187,200	116,292
Interest and penalties recognized associated with uncertain tax positions	0		0	0
Unrecognized uncertain tax positions	¥ 0		0
Minimum percentage appropriation to general reserve fund required	10.00%				10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%	50.00%
Minimum percentage appropriation to statutory surplus fund required	10.00%				10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%	50.00%
Dividends	¥ 0		0	0
Number of reportable segment | Segments	1	1
Increase Decrease Un Accounts Receivable Nonrecoverable Amounts						¥ 3,067
Long-term deposits	¥ 1,072,548		0		$ 155,505
Equity method investment, other than temporary impairment	414		0	0
Impairment loss of investments	55,201	$ 8,003	0	0
Indefinitely lived intangible assets net	0		0
Statutory reserves [Member]
Significant Accounting Policies [Line Items]
Appropriations for the general reserve funds and statutory surplus fund	¥ 0		0	57,750
Maximum [Member]
Significant Accounting Policies [Line Items]
Noble member status duration	24 months	24 months
Research and Development Expenses [Member]
Significant Accounting Policies [Line Items]
Capitalized costs	¥ 0		0	0
Severance Costs	53,595
Sales and Marketing Expenses [Member]
Significant Accounting Policies [Line Items]
Advertising and market promotion expenses	¥ 412,529		¥ 655,957	¥ 449,042
Advertising Revenue [Member]
Significant Accounting Policies [Line Items]
Period over which payments are due	3 months	3 months
Advertising Revenue [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Advertising revenues contract term	3 months	3 months